Segment Information - Summary of Segment Statement of Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments line items [Line Items]
Sales revenues	¥ 45,095,325	¥ 37,154,298	¥ 31,379,507
Selling, general and administrative	4,015,383	3,587,990	2,975,977
Operating income	5,352,934	2,725,025	2,995,697
Other income (loss), net	17,918	(78,109)	(72,461)
Income before income taxes	6,965,085	3,668,733	3,990,532
Income tax expense	1,893,665	1,175,765	1,115,918
Net income	5,071,421	2,492,967	2,874,614
Net income attributable to Toyota Motor Corporation	4,944,933	2,451,318	2,850,110
Net income attributable to Non-controlling interests	126,488	41,650	24,504
Net income (Consolidated) [Member]
Disclosure of operating segments line items [Line Items]
Net income	5,071,421	2,492,967	2,874,614
Net income attributable to Toyota Motor Corporation	4,944,933	2,451,318	2,850,110
Net income attributable to Non-controlling interests	126,488	41,650	24,504
Non-Financial Services Businesses [Member]
Disclosure of operating segments line items [Line Items]
Sales revenues	41,832,663	34,409,011	29,104,564
Cost of revenues	33,763,076	29,132,715	24,250,860
Selling, general and administrative	3,278,135	2,990,316	2,518,182
Operating income	4,791,453	2,285,980	2,335,522
Other income (loss), net	1,608,345	943,777	998,001
Income before income taxes	6,399,798	3,229,757	3,333,522
Income tax expense	1,741,885	1,040,864	944,594
Net income	4,657,913	2,188,893	2,388,928
Net income attributable to Toyota Motor Corporation	4,540,311	2,152,509	2,369,399
Net income attributable to Non-controlling interests	117,602	36,384	19,529
Non-Financial Services Businesses [Member] | Net income [Member]
Disclosure of operating segments line items [Line Items]
Net income	4,657,913	2,188,893	2,388,928
Financial Services Business [Member]
Disclosure of operating segments line items [Line Items]
Sales revenues	3,484,198	2,809,647	2,324,026
Cost of revenues	2,145,694	1,741,117	1,178,509
Selling, general and administrative	768,481	631,014	488,517
Operating income	570,023	437,516	657,001
Other income (loss), net	1,762	(5,013)	16
Income before income taxes	571,786	432,503	657,017
Income tax expense	151,785	134,903	171,327
Net income	420,000	297,600	485,690
Net income attributable to Toyota Motor Corporation	411,114	292,334	480,716
Net income attributable to Non-controlling interests	8,886	5,266	4,974
Financial Services Business [Member] | Elimination of net income [Member]
Disclosure of operating segments line items [Line Items]
Net income	(6,492)	6,475	(4)
Financial Services Business [Member] | Net income [Member]
Disclosure of operating segments line items [Line Items]
Net income	¥ 420,000	¥ 297,600	¥ 485,690